Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Sales of oil and gas produced, net of production costs	$ (41,751)	$ (54,470)	$ (34,600)
Net changes in prices and production costs	(96,667)	77,278	84,233
Extensions and discoveries	540	3,078	1,583
Development cost incurred during the year	8,657	5,738	4,755
Changes in estimated development costs	(6,012)	(5,523)	(5,675)
Reserves revisions and timing changes	16,737	15,773	26,205
Accretion of discount of pre-tax net cash flows	18,679	9,749	2,220
Net changes in production and excess gains taxes	64,747	(24,927)	(41,814)
Aggregate change in standardized measure of discounted future net cash flows	(35,070)	26,696	36,907
As of January 1	62,922	36,226	(681)
As of December 31	27,852	62,922	36,226
Change	$ (35,070)	$ 26,696	$ 36,907